Condensed Interim Consolidated Statements of Financial Position (Unaudited) - CAD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 86	$ 1,098
Receivables and other current assets	67	161
Due from related party	132	95
TOTAL CURRENT ASSETS	285	1,354
NON-CURRENT ASSETS
Equipment	24	28
Exploration and evaluation assets	38,711	38,633
Advance	130	24
TOTAL NON-CURRENT ASSETS	38,865	38,685
TOTAL ASSETS	39,150	40,039
CURRENT LIABILITIES
Trade payables and accrued liabilities	752	519
Flow through share premium	89	89
TOTAL CURRENT LIABILITIES	841	608
TOTAL LIABILITIES	841	608
EQUITY
Reserve	2,287	4,175
Deficit	(53,575)	(54,341)
TOTAL EQUITY	38,309	39,431
TOTAL LIABILITIES AND EQUITY	39,150	40,039
Preferred Stock [Member]
EQUITY
Share capital	591	591
Common Stock [Member]
EQUITY
Share capital	$ 89,006	$ 89,006